Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 73.03%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 40.49%
Fixed Rates:
0.18 07/13/21 $ 8,000,000 $ 8,000,099
0.58 04/22/22 2,650,000 2,650,133
0.34 12/02/22 7,000,000 6,999,675
17,649,907
Federal Home Loan Bank 17.49%
Fixed Rates:
0.13 07/02/21 5,000,000 5,001,958
0.60 07/27/22 2,650,000 2,625,076
7,627,034
Federal Home Loan Mortgage Corp. 6.88%
Fixed Rates:
0.38 12/01/22 3,000,000 3,000,667
U.S. Treasury Note/Bond 8.17%
Fixed Rates:
2.13 08/15/21 3,500,000 3,560,602
Total United States Government and Agency Obligations 31,838,210
(cost $31,857,394)
Exchange Traded Fund 2.62% Shares Value
Vanguard Short-Term Treasury ETF 18,400 1,142,456
(cost $1,122,304)
Investments, at value 75.65% 32,980,666
(cost $32,979,698 )
Other assets and liabilities, net 24.35% 10,615,417
Net Assets 100.00% $ 43,596,083

Portfolio of Investments (unaudited)

See notes to portfolios of investment.
September 30, 2020
Near-Term Tax Free Fund
Municipal Bonds 77.73%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 0.22%
City of Bessemer Electric Revenue, Alabama,
Refunding, RB AGM 3.10 12/01/21 $ 100,000 $ 100,413
California 1.99%
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 261,532
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 648,900
910,432
Colorado 2.65%
City & County of Denver Airport System
Revenue, Colorado, RB, Series B 5.00 11/15/27 300,000 325,335
City of Glendale, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 886,237
1,211,572
Connecticut 2.31%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 02/15/21 800,000 814,200
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 245,272
1,059,472
District of Columbia 1.95%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 892,482
Florida 7.10%
City of Jacksonville, Florida, Refunding, RB,
Series C 5.00 10/01/20 270,000 270,000
City of Leesburg, Florida, Refunding, RB 5.00 10/01/21 405,000 424,274
City of Miramar, Florida, Refunding, RB 5.00 10/01/22 305,000 334,423
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 415,773
County of St. Johns, Florida, Refunding, RB
AGM 5.00 10/01/20 310,000 310,000
Orlando Utilities Commission, Florida, RB
‡
0.15 10/01/33 870,000 870,000
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 500,000 625,940
3,250,410

Portfolio of Investments (unaudited)

See notes to portfolios of investment.
September 30, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Hawaii 0.48%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 $ 175,000 $ 220,292
Idaho 0.51%
Idaho Housing & Finance Association, Grant &
Revenue Anticipation, Federal Highway
Trust Fund, Idaho, RB, Series A 5.00 07/15/21 225,000 232,931
Illinois 4.76%
County of Du Page, Jail Project, Illinois,
Refunding, GO Unlimited 5.60 01/01/21 75,000 76,006
Du Page County School District No. 33
West Chicago, Illinois, Refunding, GO
Unlimited, Series B 4.00 12/01/21 1,000,000 1,043,070
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 612,287
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 413,280
Regional Transportation Authority, Illinois, RB,
Series A, AMBAC 7.20 11/01/20 35,000 35,187
2,179,830
Indiana 1.24%
City of Indianapolis Department of Public
Utilities Gas Utility Revenue, Indiana,
Refunding, RB AGC 5.25 06/01/21 550,000 568,607
Kentucky 1.15%
Louisville and Jefferson County Metropolitan
Sewer District, Kentucky, RB, Series A 5.00 05/15/23 500,000 526,640
Louisiana 2.94%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 450,000 474,313
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 870,744
1,345,057
Maryland 2.03%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 278,401
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 649,505
927,906
Massachusetts 0.70%
Massachusetts Housing Finance Agency,
Massachusetts, Refunding, RB 2.15 12/01/21 315,000 320,276

Portfolio of Investments (unaudited)

See notes to portfolios of investment.
September 30, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 1.64%
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 $ 365,000 $ 392,755
Walled Lake Consolidated School District,
Michigan, Refunding, GO Unlimited
Q-SBLF 5.00 05/01/21 350,000 359,597
752,352
Missouri 0.59%
City of Kansas City Water Revenue, Missouri,
RB, Series F AGM 4.00 12/01/22 250,000 270,105
New Jersey 1.14%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 519,771
New Mexico 1.64%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 748,824
New York 8.66%
City of New York, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 955,867
City of New York, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,087,850
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 309,228
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 248,814
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 362,106
Long Island Power Authority, New York, RB,
Series B 5.00 09/01/21 465,000 485,502
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 111,521
New York City Water & Sewer System, New
York, RB
‡
0.11 06/15/38 200,000 200,000
New York City Water & Sewer System, New
York, Refunding, RB 5.00 06/15/29 175,000 203,940
3,964,828

Portfolio of Investments (unaudited)

See notes to portfolios of investment.
September 30, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
North Carolina 2.64%
City of Charlotte, Equipment Acquisition &
Public Facilities, North Carolina, COP,
Series A 5.00 10/01/21 $ 1,000,000 $ 1,003,930
County of Beaufort, North Carolina, RB 5.00 06/01/21 200,000 206,366
1,210,296
Ohio 0.31%
City of Cleveland Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 130,000 142,627
South Carolina 2.15%
Aiken County Consolidated School District/SC,
South Carolina, GO Unlimited 4.00 04/01/34 400,000 485,516
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 398,151
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.12 02/01/38 100,000 100,000
983,667
Tennessee 0.85%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 388,011
Texas 21.05%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 918,427
Bryan Independent School District, Texas, GO
Unlimited, Series A PSF-GTD 5.00 02/15/22 410,000 437,310
City of Austin TX, Texas, Refunding, RB
‡
0.15 11/15/29 800,000 800,000
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 164,561
City of Cedar Hill, Texas, Refunding, GO
Limited 5.00 02/15/22 800,000 852,832
City of Longview Waterworks & Sewer System
Revenue, Texas, Refunding, RB 3.00 03/01/22 610,000 634,370
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 209,020
City of Rowlett TX, Texas, GO Unlimited 5.00 02/15/29 300,000 397,308
Dimmitt Independent School District, Texas,
GO Unlimited PSF-GTD 3.00 02/15/22 305,000 316,758
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 527,661
Ector County Independent School District,
Texas, GO Unlimited PSF-GTD 5.00 08/15/29 400,000 449,468
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 349,455

Portfolio of Investments (unaudited)

See notes to portfolios of investment.
September 30, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
Harris County Municipal Utility District No.
382, Texas, Refunding, GO Unlimited
BAM 3.00 04/01/22 $ 305,000 $ 308,523
Lower Colorado River Authority, LCRA
Transmission Services Corp., Texas,
Refunding, RB, Series A 5.00 05/15/21 500,000 514,720
Lubbock-Cooper Independent School District,
Texas, GO Unlimited PSF-GTD 3.00 02/15/22 755,000 784,105
Olmos Park Higher Education Facilities Corp.,
University of the Incarnate Word, Texas,
Refunding, RB 5.00 12/01/21 500,000 516,455
San Antonio Water System, Texas, Refunding,
RB 4.50 05/15/21 400,000 410,796
State of Texas, Texas, Refunding, GO Unlimited 5.00 10/01/20 550,000 550,000
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 496,481
9,638,250
Washington 6.29%
County of Thurston, Washington, Refunding,
GO Limited 5.00 12/01/20 1,625,000 1,638,016
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 220,000 254,569
Spokane Public Facilities District, Washington,
Refunding, RB, Series B 5.00 12/01/21 950,000 985,729
2,878,314
Wisconsin 0.74%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 338,460
Total Municipal Bonds 35,581,825
(cost $34,904,731)
Exchange Traded Funds 9.98% Shares
VanEck Vectors Intermediate Muni ETF 30,000 1,538,250
VanEck Vectors Long Muni ETF 70,000 1,497,300
VanEck Vectors Short Muni ETF 85,000 1,534,250
Total Exchange Traded Funds 4,569,800
(cost $4,525,930)
Investments, at value 87.71% 40,151,625
(cost $39,430,661 )
Other assets and liabilities, net 12.29% 5,626,129
Net Assets 100.00% $ 45,777,754

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
All American Equity Fund
Common Stocks 95.18% Shares Value
Applications Software 2.26%
Microsoft Corp. 1,300 $ 273,429
Building - Residential/Commercial 4.33%
DR Horton, Inc. 6,931 524,192
Coatings/Paint 3.22%
The Sherwin-Williams Co. 559 389,478
Commercial Service - Finance 5.25%
Automatic Data Processing, Inc. 1,950 272,005
MarketAxess Holdings, Inc. 200 96,318
Moody's Corp. 300 86,955
S&P Global, Inc. 500 180,300
635,578
Computer Data Security 0.88%
Fortinet, Inc.
*
900 106,029
Computer Software 0.96%
Akamai Technologies, Inc.
*
1,050 116,067
Computers 3.64%
Apple, Inc. 3,800 440,078
Consumer Products - Miscellaneous 1.56%
The Clorox Co. 900 189,153
Cosmetics & Toiletries 4.58%
The Estee Lauder Cos., Inc. 1,584 345,708
The Procter & Gamble Co. 1,500 208,485
554,193
Decision Support Software 0.59%
MSCI, Inc. 200 71,356
Diagnostic Equipment 2.25%
Danaher Corp. 650 139,964
Thermo Fisher Scientific, Inc. 300 132,456
272,420
Drug Delivery Systems 0.87%
Becton Dickinson and Co. 450 104,706
E-Commerce/Products 5.72%
Amazon.com, Inc.
*
220 692,721
Electric - Integrated 2.73%
Evergy , Inc. 6,500 330,330

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
All American Equity Fund
Common Stocks (cont’d) Shares Value
Electronic Components - Semiconductors 3.84%
Broadcom, Inc. 1,276 $ 464,872
Electronic Connectors 1.07%
Amphenol Corp., Class A 1,200 129,924
Enterprise Software/Services 3.33%
Oracle Corp. 6,761 403,632
E-Services/Consulting 1.04%
CDW Corp. 1,050 125,506
Finance - Credit Card 2.57%
Visa, Inc., Class A 1,555 310,953
Finance - Other Services 2.59%
Cboe Global Markets, Inc. 600 52,644
Intercontinental Exchange, Inc. 1,260 126,063
NASDAQ, Inc. 1,100 134,981
313,688
Gold Mining 4.16%
B2Gold Corp. 11,000 71,720
Barrick Gold Corp. 4,600 129,306
Franco-Nevada Corp. 900 125,622
Newmont Corp. 900 57,105
Royal Gold, Inc. 1,000 120,170
503,923
Instruments - Scientific 1.14%
PerkinElmer, Inc. 1,100 138,061
Medical - Drugs 2.80%
Merck & Co., Inc. 4,083 338,685
Medical - HMO 3.66%
UnitedHealth Group, Inc. 1,421 443,025
Medical - Hospitals 1.13%
Universal Health Services, Inc., Class B 1,278 136,772
Medical - Wholesale Drug Distribution 0.98%
McKesson Corp. 800 119,144
Medical Products 1.12%
Abbott Laboratories 1,250 136,037
Precious Metals 1.18%
Wheaton Precious Metals Corp. 2,900 142,303

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
All American Equity Fund
Common Stocks (cont’d) Shares Value
REITS - Diversified 1.50%
American Tower Corp. REIT 752 $ 181,781
REITS - Warehouse/Industrial 1.83%
Prologis, Inc. REIT 2,200 221,364
Retail - Building Products 9.63%
Lowe's Cos., Inc. 3,000 497,580
The Home Depot, Inc. 2,406 668,170
1,165,750
Retail - Discount 5.97%
Costco Wholesale Corp. 2,034 722,070
Retail - Restaurants 3.39%
Domino's Pizza, Inc. 520 221,146
Papa John's International, Inc. 2,300 189,244
410,390
Shipbuilding 1.39%
Huntington Ingalls Industries, Inc. 1,195 168,196
Silver Mining 2.02%
Hochschild Mining PLC
*
48,000 135,518
Silvercorp Metals, Inc. 15,000 108,600
244,118
Total Common Stocks 11,519,924
(cost $10,334,574)
Subscription Receipt 1.98%
Mining Services 1.98%
Caldas Gold Corp., 144A
#*@∆
240 240,000
(cost $240,000)
Corporate Non-Convertible Note 1.65%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.65%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 185,425 200,213
(cost $186,876)
Exchange Traded Funds 0.51% Shares
Invesco QQQ Trust ETF 100 27,784
SPDR S&P 500 ETF Trust 100 33,489
Total Exchange Traded Funds 61,273

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
All American Equity Fund
Exchange Traded Funds (cont’d) Shares Value
(cost $49,898)
Warrant 0.18%
Exercise
Price
Exp.
Date
Mining Services 0.18%
Caldas Gold Corp.
*
$ 2.75 07/25/25 48,000 $ 21,629
(cost $0 )
Investments, at value 99.50% 12,043,039
(cost $10,811,348 )
Other assets and liabilities, net 0.50% 60,546
Net Assets 100.00% $ 12,103,585

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Luxury Goods Fund
Common Stocks 94.35% Shares Value
Apparel Manufacturers 12.17%
Burberry Group PLC 10,800 $ 216,477
Carter's, Inc. 7,000 606,060
Christian Dior SE 600 246,105
Hermes International 300 258,376
Kering SA, ADR 19,600 1,304,184
PRADA SpA
*
214,000 841,999
PVH Corp. 4,500 268,380
3,741,581
Automotive - Cars & Light Trucks 17.75%
Bayerische Motoren Werke AG 10,900 791,091
Daimler AG, ADR 82,500 1,100,550
Tesla, Inc.
*
5,900 2,531,159
Volkswagen AG, ADR
*
58,500 1,037,790
5,460,590
Beverages - Wine/Spirits 3.69%
Pernod Ricard SA, ADR 27,300 869,778
Remy Cointreau SA 1,450 264,671
1,134,449
Casino Hotels 5.43%
Galaxy Entertainment Group, Ltd.
*
97,000 655,788
Melco International Development, Ltd. 180,000 317,187
MGM China Holdings, Ltd. 480,000 598,216
MGM Resorts International 4,500 97,875
1,669,066
Commercial Service - Finance 0.98%
S&P Global, Inc. 839 302,543
Computers 3.46%
Apple, Inc. 9,200 1,065,452
Cosmetics & Toiletries 3.96%
L'Oreal SA, ADR 18,700 1,218,305
Decision Support Software 0.91%
MSCI, Inc. 784 279,716
Diversified Banking Institution 3.07%
UBS Group AG
*
84,700 944,405
E-Commerce/Products 3.89%
Amazon.com, Inc.
*
380 1,196,517
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Finance - Mortgage Loan/Banker 0.04%
Lendified Holdings, Inc.
#*@
1,116,560 $ 12,578
Footwear & Related Apparel 0.89%
Tod's SpA
*
9,400 273,785
Gold Mining 5.59%
Argonaut Gold, Inc.
*
150,000 303,030
Barrick Gold Corp. 5,000 140,550
Centerra Gold, Inc. 25,000 290,826
Franco-Nevada Corp. 2,100 293,118
Gran Colombia Gold Corp. 61,000 287,237
Newmont Corp. 2,000 126,900
Royal Gold, Inc. 2,300 276,391
1,718,052
Home Furnishings 1.02%
Tempur Sealy International, Inc.
*
3,500 312,165
Hotels & Motels 2.83%
Hilton Worldwide Holdings, Inc. 10,200 870,264
Information Technology 0.39%
Abaxx Technologies, Inc., 144A
#*@∆
200,000 120,161
Internet Content - Entertainment 0.94%
Facebook, Inc., Class A
*
1,100 288,090
Investment Management/Advisory Services 0.94%
Julius Baer Group, Ltd. 6,800 288,812
Metal - Diversified 0.77%
Ivanhoe Mines, Ltd.
*
65,000 236,266
Motorcycle/Motor Scooter 0.30%
Harley-Davidson, Inc. 3,700 90,798
Oil Companies - Exploration & Production 0.11%
CruzSur Energy Corp., 144A
#*∆
50,000 33,420
Precious Metals 0.97%
Wheaton Precious Metals Corp. 6,100 299,327
Private Equity 1.70%
Apollo Global Management, Inc. 3,000 134,250
KKR & Co., Inc. 3,500 120,190
The Blackstone Group, Inc., Class A 3,000 156,600
The Carlyle Group, Inc. 4,500 111,015
522,055

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 0.03%
Infrastructure Ventures, Inc.
#*@+
426,533 $ 8,403
Retail - Apparel/Shoe 4.07%
Lululemon Athletica, Inc.
*
2,050 675,208
Moncler SpA
*
8,900 364,202
Salvatore Ferragamo SpA
*
14,500 213,398
1,252,808
Retail - Building Products 3.94%
The Home Depot, Inc. 4,367 1,212,760
Retail - Discount 3.17%
Costco Wholesale Corp. 2,750 976,250
Retail - Jewelry 4.43%
Cie Financiere Richemont SA 20,300 1,363,000
Silver Mining 1.65%
Hochschild Mining PLC
*
85,000 239,683
Silvercorp Metals, Inc. 37,000 267,880
507,563
Textile - Apparel 4.30%
LVMH Moet Hennessy Louis Vuitton SE, ADR 14,050 1,323,932
Web Portals/ISP 0.96%
Alphabet, Inc., Class C
*
200 293,920
Total Common Stocks 29,017,033
(cost $27,542,971)
Subscription Receipt 2.02%
Mining Services 2.02%
Caldas Gold Corp., 144A
#*@∆
620 620,000
(cost $620,000)
Corporate Non-Convertible Note 1.45%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.45%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 413,386 446,354
(cost $414,239)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Luxury Goods Fund
Warrants 0.18%
Exercise
Price
Exp.
Date Shares Value
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc., 144A
#*@∆
$ 0.38 04/08/22 558,280 $ 0
Information Technology 0.00%
Abaxx Technologies, Inc., 144A
#*@∆
2.00 12/31/20 100,000 0
Mining Services 0.18%
Caldas Gold Corp.
*
2.75 07/25/25 124,000 55,875
Oil Companies - Exploration & Production 0.00%
CruzSur Energy Corp., 144A
#*∆
10.50 07/31/22 50,000 1,126
Total Warrants 57,001
(cost $0 )
Investments, at value 98.00% 30,140,388
(cost $28,577,210 )
Other assets and liabilities, net 2.00% 615,735
Net Assets 100.00% $ 30,756,123

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Resources Fund
Common Stocks 88.03% Shares Value
Agricultural Chemicals 2.13%
CF Industries Holdings, Inc. 10,000 $ 307,100
Nutrien, Ltd. 10,000 392,099
The Mosaic Co. 20,000 365,400
1,064,599
Building & Construction Products - Miscellaneous 0.59%
Louisiana-Pacific Corp. 10,000 295,100
Building Products - Wood 0.59%
Norbord, Inc. 10,000 295,520
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Containers - Metal/Glass 0.58%
Ball Corp. 3,500 290,920
Containers - Paper/Plastic 0.69%
Orora, Ltd. 200,000 345,330
Diamonds/Precious Stones 0.68%
Barksdale Resources Corp.
*
1,000,000 337,952
Rockwell Diamonds, Inc., 144A
#*@∆
63,333 0
337,952
Diversified Minerals 7.87%
Australian Strategic Materials, Ltd.
*
150,000 226,693
BHP Group, Ltd., ADR 5,000 258,550
Desert Mountain Energy Corp.
*
450,000 561,000
Iluka Resources, Ltd. 125,000 818,429
Lumina Gold Corp.
*
510,000 333,221
Lundin Mining Corp. 25,000 139,499
Mako Mining Corp.
*
1,250,000 389,584
Niocan, Inc., 144A
#*∆
362,069 40,787
Salazar Resources, Ltd.
*
3,000,000 732,230
Sun Metals Corp.
*
1,500,000 140,813
VR Resources, Ltd.
*
1,175,000 300,026
3,940,832
Electric - Integrated 0.66%
Cia Paranaense de Energia, ADR 30,000 330,600
Electric - Transmission 1.16%
Boralex, Inc., Class A 20,000 578,123

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 9.21%
Ballard Power Systems, Inc.
*
10,000 $ 151,000
Canadian Solar, Inc.
*
35,000 1,228,500
Pacific Green Energy Corp.
#*@~
2,400,000 0
Plug Power, Inc.
*
50,000 670,500
Siemens Gamesa Renewable Energy SA 35,000 947,174
Vestas Wind Systems A/S 10,000 1,616,065
4,613,239
Finance - Investment Banker/Broker 0.72%
GoldMoney, Inc. 200,000 360,482
Food - Miscellaneous/Diversified 1.13%
Burcon NutraScience Corp.
*
300,000 563,253
Forestry 0.56%
Interfor Corp.
*
25,000 279,374
Gold Mining 16.40%
AngloGold Ashanti, Ltd., ADR 40,000 1,055,200
Centerra Gold, Inc. 25,000 290,827
Chalice Gold Mines, Ltd.
*
250,000 472,600
CopperBank Resources Corp.
*
3,300,000 495,663
Corona Minerals, Ltd.
#*@
5,000 0
Dundee Precious Metals, Inc. 90,000 644,812
Josemaria Resources, Inc.
*
300,000 202,771
Kirkland Lake Gold, Ltd. 10,000 487,300
Lundin Gold, Inc.
*
75,000 681,537
Maverix Metals, Inc. 70,000 359,800
Red Pine Exploration, Inc.
*
1,500,000 45,060
Revival Gold, Inc.
*
1,000,000 833,615
Royal Gold, Inc. 3,000 360,510
Royal Road Minerals, Ltd.
*
5,500,000 1,197,852
Sandstorm Gold, Ltd.
*
90,000 759,600
Western Atlas Resources, Inc.
*
3,000,000 326,687
8,213,834
Independent Power Producer 1.71%
Atlantica Sustainable Infrastructure PLC 30,000 858,300
Industrial Gases 1.58%
Air Liquide SA 2,000 317,019
Linde PLC 2,000 476,260
793,279
Information Technology 1.50%
Abaxx Technologies, Inc., 144A
#*@∆
1,250,000 751,005

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Invest Company - Resources 0.37%
Uranium Participation Corp.
*
60,000 $ 184,747
Metal - Diversified 10.04%
Anglo American PLC 20,000 483,872
Ascendant Resources, Inc.
*
300,000 20,277
Centaurus Metals, Ltd.
*
750,000 269,208
Chakana Copper Corp.
*
1,025,000 500,357
Filo Mining Corp.
*
450,000 625,211
First Cobalt Corp.
*
2,000,000 217,791
Galway Metals, Inc.
*
450,000 469,753
GoviEx Uranium, Inc., 144A
#*∆
58,000 5,663
Ivanhoe Mines, Ltd.
*
550,000 1,999,174
Luminex Res Corp.
*
120,615 76,995
MMC Norilsk Nickel PJSC, ADR 10,000 241,232
Nubian Resources, Ltd.
*
250,000 112,651
Orsu Metals Corp., 144A
#*∆
14,761 4,323
5,026,507
Metal - Iron 2.21%
Champion Iron, Ltd.
*
400,000 841,125
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Novolipetsk Steel PJSC, GDR 12,000 265,691
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
1,106,816
Mining Services 2.97%
Caldas Gold Corp.
*
158,889 299,509
Cordoba Minerals Corp.
*
1,000,000 75,100
Defense Metals Corp.
*
1,500,000 174,609
Talon Metals Corp.
*
5,000,000 938,756
1,487,974
Natural Resource Technology 0.17%
I-Pulse, Inc., 144A
#*@+∆
15,971 86,243
Non-Ferrous Metals 0.72%
Canada Nickel Co., Inc.
*
250,000 321,055
InZinc Mining, Ltd.
*
2,000,000 41,305
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
362,360
Oil - Field Services 0.85%
Halliburton Co. 20,000 241,000
Schlumberger NV 12,000 186,720
427,720

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 2.35%
Africa Energy Corp.
*
1,750,000 $ 657,129
ConocoPhillips 10,000 328,400
CruzSur Energy Corp., 144A
#*∆
200,000 133,679
Range Energy Resources, Inc., 144A
#*∆
15,000,000 56,325
1,175,533
Oil Companies - Integrated 3.95%
Equinor ASA, ADR 30,000 421,800
LUKOIL PJSC, ADR 12,100 699,149
Petroleo Brasileiro SA, ADR 25,000 178,000
Surgutneftegas PJSC, ADR 75,000 334,695
TOTAL SE, ADR 10,000 343,000
1,976,644
Oil Refining & Marketing 1.32%
Phillips 66 6,500 336,960
Valero Energy Corp. 7,500 324,900
661,860
Paper & Related Products 3.19%
Canfor Pulp Products, Inc. 45,000 168,638
Mondi PLC 25,000 528,615
Resolute Forest Products, Inc.
*
70,000 313,600
Smurfit Kappa Group PLC 15,000 587,678
1,598,531
Platinum 1.61%
Clean Air Metals, Inc.
*
500,000 107,018
Impala Platinum Holdings, Ltd., ADR 40,000 352,260
Impala Platinum Holdings, Ltd. 40,000 347,549
806,827
Precious Metals 6.37%
Brixton Metals Corp.
*
1,025,000 254,027
Libero Copper & Gold Corp.
*
4,500,000 473,133
Metalla Royalty & Streaming, Ltd. 150,000 1,178,326
Polarx, Ltd.
*
10,789,473 303,067
Wheaton Precious Metals Corp. 20,000 981,400
3,189,953
Real Estate Operating/Development 0.29%
Infrastructure Ventures, Inc.
#*@+
7,443,544 146,638
REITS - Diversified 1.11%
PotlatchDeltic Corp. REIT 10,000 421,000
Rayonier, Inc. REIT 5,000 132,200
553,200

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 0.66%
Luk Fook Holdings International, Ltd. 18,000 $ 43,641
Mene, Inc.
*
600,000 288,386
332,027
Steel - Producers 1.43%
POSCO, ADR 5,000 209,300
Severstal PAO, GDR 40,000 507,847
717,147
Water 0.66%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR 40,000 332,000
Total Common Stocks 44,084,469
(cost $89,319,268)
Subscription Receipt 2.12%
Mining Services 2.12%
Caldas Gold Corp., 144A
#*@∆
1,060 1,060,000
(cost $1,060,000)
Corporate Non-Convertible Note 1.59%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.59%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 739,916 798,924
(cost $741,443)
Exchange Traded Funds 1.96% Shares
Direxion Daily Energy Bear 2X Shares ETF 1,200 83,772
Direxion Daily Gold Miners Index Bear 2X Shares ETF 1,000 19,010
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 3,000 387,000
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
ETF 2,000 142,080
Invesco Solar ETF 800 51,832
ProShares UltraShort Silver ETF
*
1,300 12,753
Teucrium Sugar Fund ETF
*
8,000 48,720
U.S. Gasoline Fund LP ETF
*
2,800 55,776
VanEck Vectors Agribusiness ETF 2,000 134,980
VanEck Vectors Coal ETF 600 46,746
Total Exchange Traded Funds 982,669
(cost $735,907)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Global Resources Fund
Warrants 0.37%
Exercise
Price
Exp.
Date Shares Value
Gold Mining 0.03%
Revival Gold, Inc., 144A
#*@∆
$ 0.90 04/04/22 80,000 $ 12,617
Troilus Gold Corp., 144A
#*@∆
2.50 11/21/20 294,000 0
12,617
Metal - Diversified 0.00%
First Cobalt Corp., 144A
#*@∆
0.21 02/05/22 1,000,000 0
Mining Services 0.33%
Caldas Gold Corp.
*
2.75 07/25/25 370,889 167,124
Oil Companies - Exploration & Production 0.01%
CruzSur Energy Corp., 144A
#*∆
10.50 07/31/22 200,000 4,506
Total Warrants 184,247
(cost $0 )
Call Options Purchased 2.19%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 2.19%
Barrick Gold Corp. $ 17.00 01/22 $ 1,188,300 699 824,820
Newmont Corp. 42.00 01/22 487,200 116 273,470
1,098,290
Total Purchased Call Options 1,098,290
(premiums paid $415,045 )
Investments, at value 96.26% 48,208,599
(cost $92,271,663 )
Other assets and liabilities, net 3.74% 1,872,766
Net Assets 100.00% $ 50,081,365

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
World Precious Minerals Fund
Common Stocks 92.86% Shares Value
Advanced Materials/Production 6.20%
Nano One Materials Corp.
*
3,100,000 $ 6,448,875
Sixth Wave Innovations, Inc.
*
750,000 152,079
6,600,954
Capital Pools 1.44%
Magna Gold Corp.
*
1,610,000 1,535,579
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 0.95%
Barksdale Resources Corp.
*
3,000,000 1,013,856
Rockwell Diamonds, Inc., 144A
#*@∆
171,667 0
1,013,856
Diversified Minerals 5.11%
Ascot Resources, Ltd., 144A
#*∆
6,412 5,778
Battle North Gold Corp.
*
750,000 1,013,856
Calibre Mining Corp.
*
1,000,000 1,374,338
Desert Gold Ventures, Inc.
*
750,000 92,937
Erdene Resource Development Corp.
*
300,000 103,639
Indochine Mining, Ltd.
#*@
10,000 0
Lithoquest Diamonds, Inc.
*
750,000 35,203
Lumina Gold Corp.
*
1,000,000 653,374
Mako Mining Corp.
*
2,550,000 794,750
Musgrave Minerals, Ltd.
*
1,500,000 548,434
NGEX Minerals, Ltd.
*
100,000 50,317
VR Resources, Ltd.
*
3,000,000 766,025
5,438,651
Finance - Investment Banker/Broker 0.01%
Coin Hodl , Inc., 144A
#*∆
133,333 16,021
Gold Mining 42.23%
Adamera Minerals Corp.
*
5,373,000 322,812
Adamera Minerals Corp., 144A
#∆
119,543 7,182
African Gold Group, Inc.
*
2,285,000 377,530
Algold Resources, Ltd.
#*@
540,000 35,485
Allegiant Gold, Ltd.
*
3,000,000 946,266
Amilot Capital, Inc., 144A
#*∆
410,000 15,396
Aya Gold & Silver, Inc.
*
250,000 490,030
Bellevue Gold, Ltd.
*
2,400,000 1,774,405
Black Dragon Gold Corp.
*
5,000,000 353,670
Bonterra Resources, Inc.
*
400,000 336,450
Chalice Gold Mines, Ltd.
*
1,250,000 2,362,999
Comstock Mining, Inc.
*
106,600 115,128
Contact Gold Corp.
*
4,000,000 525,703

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
CopperBank Resources Corp.
*~
5,750,000 $ 863,655
CopperBank Resources Corp., 144A
#*~∆
43,500 6,534
Coral Gold Resources, Ltd.
*
760,000 696,331
Corona Minerals, Ltd.
#*@
81,250 0
Endeavour Mining Corp.
*
15,000 373,437
Fiore Gold, Ltd.
*
500,000 589,538
Fremont Gold, Ltd.
*
4,000,000 270,362
Gascoyne Resources, Ltd.
#*@
1,600,000 28,650
GT Gold Corp.
*
750,000 760,392
HighGold Mining, Inc.
*
202,700 438,418
Jaguar Mining, Inc. 50,000 275,619
Josemaria Resources, Inc.
*
500,000 337,952
K92 Mining, Inc.
*
1,275,000 6,645,263
Karora Resources, Inc.
*
500,000 1,430,664
Kore Mining, Ltd.
*
500,000 514,438
Lion One Metals, Ltd.
*
520,000 636,551
Lundin Gold, Inc.
*
75,000 681,537
Mammoth Resources Corp.
*~
3,671,200 144,747
Maritime Resources Corp.
*
1,000,000 112,651
Mawson Gold, Ltd.
*
625,000 183,057
McEwen Mining, Inc.
*
134,764 142,704
Newcore Gold, Ltd.
*
400,000 222,297
North Stawell Minerals, Ltd.
*
700,000 205,564
NV Gold Corp.
*
1,000,000 240,321
OceanaGold Corp., 144A
#*∆
5,348 8,234
Oklo Resources, Ltd.
*
3,000,000 584,546
Orca Gold, Inc.
*
4,350,000 1,927,453
Osino Resources Corp.
*
230,000 238,369
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Pretium Resources, Inc.
*
40,000 513,600
Radisson Mining Resources, Inc.
*
8,500,000 1,883,144
Radius Gold, Inc., 144A
#*∆
125,000 26,520
Red Pine Exploration, Inc.
*
8,000,000 240,321
Redstar Gold Corp.
*
20,000,000 1,877,511
Reunion Gold Corp.
*
7,481,000 533,735
Revival Gold, Inc.
*
1,500,000 1,250,422
Roscan Gold Corp.
*
3,000,000 867,410
Royal Road Minerals, Ltd.
*
1,500,000 326,687
Scottie Resources Corp.
*
1,750,000 505,989
Seabridge Gold, Inc.
*
30,000 563,400
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Skeena Resources, Ltd.
*
500,000 1,025,121
Southern Gold, Ltd.
*
5,500,000 479,623
Strikepoint Gold, Inc.
*
2,750,000 392,400
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
TriStar Gold, Inc.
*~
28,600,000 7,624,948
Unigold , Inc.
*
1,250,000 314,483

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Wolfden Resources Corp.
*
2,000,000 $ 315,422
44,963,076
Investment Companies 0.19%
Nomad Royalty Co., Ltd. 175,000 201,081
Metal - Copper 0.69%
San Marco Resources, Inc.
*
1,200,000 243,325
Wallbridge Mining Co., Ltd.
*
639,000 489,490
732,815
Metal - Diversified 10.28%
Adriatic Metals PLC
*
500,000 841,642
Adventus Mining Corp.
*
1,000,000 773,535
Argent Minerals, Ltd.
*
21,100,000 791,189
Cartier Resources, Inc.
*
1,000,000 191,506
Chakana Copper Corp.
*~
4,695,000 2,291,878
De Grey Mining, Ltd.
*
1,000,000 894,433
Genesis Metals Corp., 144A
#*∆
583,400 111,725
Integra Resources Corp.
*
140,000 465,773
Ivanhoe Mines, Ltd.
*
500,000 1,817,431
Kaizen Discovery, Inc.
*
8,000,000 270,362
Luminex Res Corp.
*
150,000 95,753
New Age Metals, Inc., 144A
#*∆
143,518 7,545
Nubian Resources, Ltd.
*
500,000 225,301
Orex Minerals, Inc.
*
7,000,000 1,103,976
Orsu Metals Corp., 144A
#*∆
186,922 54,748
Rockcliff Metals Corp., 144A
#*∆
873,333 52,470
RTG Mining, Inc.
*
3,000,000 387,587
Sirios Resources, Inc.
*
1,000,000 101,385
Torq Resources, Inc.
*
1,000,000 465,623
10,943,862
Metal - Iron 0.04%
Vector Resources, Ltd.
#*@
10,000,000 39,394
Mining Services 2.98%
Caldas Gold Corp.
*
990,900 1,867,868
Cordoba Minerals Corp.
*
1,000,000 75,100
Major Drilling Group International, Inc.
*
100,000 535,466
Summa Silver Corp.
*
614,700 692,464
3,170,898
Non-Ferrous Metals 0.14%
InZinc Mining, Ltd.
*
3,000,000 61,958
Tajiri Resources Corp.
*
610,500 89,405
151,363

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 $ 0
Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A
#*∆
12,083 6,806
Platinum 1.16%
Clean Air Metals, Inc.
*
2,500,000 535,091
Platinum Group Metals, Ltd.
*
350,000 704,442
1,239,533
Precious Metals 18.19%
Amani Gold, Ltd.
*
54,500,000 77,720
Barsele Minerals Corp.
*~
7,700,000 2,804,626
Brixton Metals Corp.
*
3,000,000 743,494
Candente Gold Corp., 144A
#*∆
4,875,000 219,669
Canex Metals, Inc.
*
1,500,000 247,831
Corvus Gold, Inc.
*
29,000 85,156
Dolly Varden Silver Corp.
*~
6,979,000 4,507,484
GFG Resources, Inc.
*
4,300,000 742,743
Group Ten Metals, Inc.
*
2,044,000 506,568
Kootenay Silver, Inc.
*
1,000,000 285,382
Liberty Gold Corp.
*
1,740,000 2,770,305
MacDonald Mines Exploration, Ltd.
*
3,000,000 247,831
Metalla Royalty & Streaming, Ltd. 150,000 1,178,326
Paramount Gold Nevada Corp.
*
170,000 193,800
Polarx , Ltd.
*~
38,953,441 1,094,170
Prime Mining Corp.
*
225,000 304,157
Roxgold , Inc.
*
1,750,000 2,247,381
Silver Viper Minerals Corp.
*
3,000,000 1,103,977
19,360,620
Retail - Jewelry 0.95%
Mene , Inc.
*
2,100,000 1,009,350
Silver Mining 2.29%
MAG Silver Corp.
*
50,000 813,000
Metallic Minerals Corp.
*
1,470,000 805,903
Southern Silver Exploration Corp.
*
1,750,000 814,840
2,433,743
Total Common Stocks 98,857,602
(cost $101,062,041)
Subscription Receipts 1.90%
Gold Mining 0.32%
Southern Gold, Ltd., 144A
*∆
3,833,230 334,274

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
World Precious Minerals Fund
Subscription Receipts (cont’d) Shares Value
Mining Services 1.58%
Caldas Gold Corp., 144A
#*@∆
1,100 $ 1,100,000
Novo Resources Corp., 144A
#*@∆
225,000 584,657
1,684,657
Total Subscription Receipts 2,018,931
(cost $1,992,640)
Right 0.00%
Gold Mining 0.00%
Gascoyne Resources, Ltd.
#*@
3,200,000 0
(cost $0)
Exchange Traded Funds 1.92%
Direxion Daily Gold Miners Index Bull 2X Shares ETF 12,000 1,017,480
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 8,000 1,032,000
Total Exchange Traded Funds 2,049,480
(cost $3,793,034)
Warrants 0.48%
Exercise
Price
Exp.
Date
Diversified Minerals 0.00%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
0.50 12/31/49 600,000 0
Gold Mining 0.03%
Osino Resources Corp., 144A
#*@∆
1.05 01/30/22 115,000 31,092
Revival Gold, Inc., 144A
#*@∆
1.60 02/06/22 250,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
31,092
Metal - Copper 0.00%
San Marco Resources, Inc., 144A
#*@∆
0.34 07/22/23 600,000 0
Mining Services 0.22%
Caldas Gold Corp.
*
2.75 07/25/25 520,000 234,313
Retail - Jewelry 0.00%
Mene , Inc.
#*
1.00 11/29/20 465,000 6,111

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.23%
Southern Silver Exploration Corp., 144A
#*@∆
$ 0.25 08/14/23 875,000 $ 243,138
Total Warrants 514,654
(cost $362,612 )
Call Options Purchased 1.41%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.41%
Barrick Gold Corp. $ 17.00 01/22 $ 1,547,000 910 1,073,800
Newmont Corp. 42.00 01/22 756,000 180 424,350
1,498,150
Total Purchased Call Options 1,498,150
(premiums paid $581,076 )
Investments, at value 98.57% 104,938,817
(cost $107,791,403 )
Other assets and liabilities, net 1.43% 1,521,181
Net Assets 100.00% $ 106,459,998

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Gold and Precious Metals Fund
Common Stocks 88.55% Shares Value
Advanced Materials/Production 0.16%
Sixth Wave Innovations, Inc.
*
1,200,000 $ 243,326
Agricultural Chemicals 0.07%
Elemental Royalties Corp.
*
109,200 111,533
Diversified Minerals 4.75%
Alkane Resources, Ltd.
*
2,000,000 2,064,167
Australian Strategic Materials, Ltd.
*
500,000 755,644
Calibre Mining Corp.
*
2,500,000 3,435,845
Mako Mining Corp.
*
3,500,000 1,090,834
7,346,490
Gold Mining 53.83%
AngloGold Ashanti, Ltd., ADR 100,000 2,638,000
Argonaut Gold, Inc.
*
1,469,000 2,967,677
Aya Gold & Silver, Inc.
*
250,000 490,030
B2Gold Corp. 200,000 1,304,000
Barrick Gold Corp. 100,000 2,811,000
Centerra Gold, Inc. 350,000 4,071,571
DRDGOLD, Ltd., ADR 100,000 1,185,000
Dundee Precious Metals, Inc. 350,000 2,507,604
Equinox Gold Corp.
*
100,000 1,167,812
Evolution Mining, Ltd. 300,000 1,253,231
GoGold Resources, Inc.
*
1,500,000 1,723,555
Gold Fields, Ltd., ADR 250,000 3,072,500
Golden Star Resources, Ltd.
*
200,000 862,000
Gran Colombia Gold Corp. 375,000 1,765,799
Harmony Gold Mining Co., Ltd., ADR
*
500,000 2,635,000
IAMGOLD Corp.
*
500,000 1,915,000
K92 Mining, Inc.
*
2,750,000 14,332,920
Kirkland Lake Gold, Ltd. 90,000 4,385,700
Maverix Metals, Inc. 778,000 3,984,800
Newmont Corp. 50,000 3,172,500
Northern Star Resources, Ltd. 100,000 990,904
Pantoro , Ltd.
*
8,000,000 1,220,043
Pretium Resources, Inc.
*
60,000 770,400
Ramelius Resources, Ltd. 1,375,000 2,076,691
Regis Resources, Ltd. 500,000 1,817,617
Royal Gold, Inc. 10,000 1,201,700
Sandstorm Gold, Ltd.
*
650,000 5,486,000
Silver Lake Resources, Ltd.
*
3,000,000 5,035,785
Torex Gold Resources, Inc.
*
100,000 1,414,141
Wesdome Gold Mines, Ltd.
*
350,000 3,304,044
Westgold Resources, Ltd.
*
1,000,000 1,720,236
83,283,260

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Investment Companies 0.37%
Nomad Royalty Co., Ltd. 500,000 $ 574,519
Metal - Diversified 0.47%
Altius Minerals Corp. 100,000 727,723
Metal-Diversified 0.72%
Vox Royalty Corp.
*
500,000 1,107,732
Mining Services 3.16%
Caldas Gold Corp.
*
430,000 810,559
Castile Resources, Ltd.
*
1,500,000 329,005
Major Drilling Group International, Inc.
*
700,000 3,748,263
4,887,827
Platinum 1.40%
Impala Platinum Holdings, Ltd. 250,000 2,172,178
Precious Metals 14.35%
1911 Gold Corp.
*
406,250 234,924
EMX Royalty Corp.
*
1,100,000 2,907,889
Metalla Royalty & Streaming, Ltd. 325,000 2,553,040
Metalla Royalty & Streaming, Ltd. 100,000 789,000
Roxgold , Inc.
*
3,750,000 4,815,816
Sailfish Royalty Corp.
*
310,000 316,623
SSR Mining, Inc.
*
125,000 2,333,750
SSR Mining, Inc.
*
113,610 2,120,242
Wheaton Precious Metals Corp. 125,000 6,133,750
22,205,034
Remediation Services 0.56%
Alexco Resource Corp.
*
325,000 858,000
Retail - Jewelry 2.02%
Mene , Inc.
*
800,000 384,515
Mene , Inc., 144A
#∆
5,714,285 2,746,530
3,131,045
Silver Mining 6.69%
Excellon Resources, Inc.
*
100,000 289,888
Fortuna Silver Mines, Inc.
*
225,000 1,431,000
Hochschild Mining PLC
*
550,000 1,550,892
Pan American Silver Corp. 125,000 4,018,750
Santacruz Silver Mining, Ltd.
*
5,000,000 882,430
Silvercorp Metals, Inc. 300,000 2,172,000
10,344,960
Total Common Stocks (cost $77,011,335) 136,993,627

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Gold and Precious Metals Fund
Subscription Receipt 2.73% Shares Value
Mining Services 2.73%
Caldas Gold Corp., 144A
#*@∆
4,220 $ 4,220,000
(cost $4,220,000)
Corporate Non-Convertible Bond 0.00%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
(cost $485,766)
Corporate Non-Convertible Notes 0.79%
Gold Mining 0.79%
Gran Colombia Gold Corp. 8.25 04/30/24 1,131,067 1,221,269
(cost $1,133,401)
Exchange Traded Funds 2.68% Shares
Direxion Daily Gold Miners Index Bull 2X Shares ETF 27,600 2,340,204
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 14,000 1,806,000
Total Exchange Traded Funds 4,146,204
(cost $6,197,055)
Warrants 0.61%
Exercise
Price
Exp.
Date
Gold Mining 0.16%
GoGold Resources, Inc., 144A
#*@∆
$ 0.85 02/25/22 325,000 165,972
Yamana Gold, Inc., 144A
#*@∆
13.50 01/15/21 50,000 78,668
244,640
Mining Services 0.37%
Caldas Gold Corp.
*
2.75 07/25/25 1,274,000 574,068

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.08%
Excellon Resources, Inc.
*
$ 7.00 08/27/21 375,000 $ 126,732
Total Warrants 945,440
(cost $0 )
Call Options Purchased 2.40%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 2.40%
Barrick Gold Corp. $ 17.00 01/22 $ 2,449,700 1,441 1,700,380
Newmont Corp. 42.00 01/22 3,586,800 854 2,013,305
3,713,685
Total Purchased Call Options 3,713,685
(premiums paid $1,127,595 )
Investments, at value 97.76% 151,240,225
(cost $90,175,152 )
Other assets and liabilities, net 2.24% 3,466,968
Net Assets 100.00% $ 154,707,193

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Emerging Europe Fund
Common Stocks 88.56% Shares Value
Airlines 0.99%
Aeroflot PJSC
*
175,000 $ 166,314
Turk Hava Yollari AO
*
40,000 53,893
220,207
Appliances 0.26%
Arcelik AS
*
17,800 57,121
Automotive - Cars & Light Trucks 1.07%
Daimler AG 650 35,065
Ford Otomotiv Sanayi AS 11,000 124,630
Tofas Turk Otomobil Fabrikasi AS 24,800 78,810
238,505
Beverages - Non-alcoholic 0.42%
Coca-Cola Icecek AS 16,000 92,830
Brewery 0.60%
Anadolu Efes Biracilik Ve Malt Sanayii AS 50,000 133,485
Building - Heavy Construction 1.51%
Budimex SA 5,300 335,991
Building & Construction Products - Miscellaneous 0.29%
Enka Insaat ve Sanayi AS 70,000 63,890
Cellular Telecommunication 6.02%
Mobile TeleSystems PJSC, ADR 131,200 1,145,376
Turkcell Iletisim Hizmetleri AS 99,000 192,968
1,338,344
Commercial Banks Non-US 16.92%
Banca Transilvania SA
*
445,220 253,035
Bank Polska Kasa Opieki SA
*
23,000 299,603
BRD-Groupe Societe Generale SA
*
115,000 359,150
OTP Bank Nyrt
*
7,500 225,740
Sberbank of Russia PJSC, ADR
*
168,750 1,969,312
Turkiye Garanti Bankasi AS
*
160,000 146,241
Turkiye Is Bankasi AS
*
90,000 62,308
VTB Bank PJSC, GDR 411,000 342,642
Yapi ve Kredi Bankasi AS
*
380,000 104,871
3,762,902
Commercial Services 0.42%
Hyve Group PLC 112,000 93,133
Computer Services 1.38%
Asseco Poland SA 17,000 305,633

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Dialysis Centers 0.84%
Fresenius Medical Care AG & Co. KGaA 2,200 $ 185,981
Distribution/Wholesale 0.56%
Rexel SA
*
10,000 125,380
Diversified Operations 1.65%
Haci Omer Sabanci Holding AS 120,000 128,919
KOC Holding AS 126,000 238,552
367,471
Electric - Distribution 0.82%
Enerjisa Enerji AS 158,000 182,875
Electric - Generation 3.41%
Inter RAO UES PJSC 10,511,000 757,581
Entertainment Software 3.09%
CD Projekt SA
*
6,350 687,564
Finance - Other Services 0.81%
Moscow Exchange MICEX-RTS PJSC 95,000 178,799
Food - Retail 0.60%
Koninklijke Ahold Delhaize NV, ADR 4,500 133,335
Gold Mining 5.65%
Highland Gold Mining, Ltd. 75,000 289,710
Koza Altin Isletmeleri AS
*
31,000 313,491
Polyus PJSC, GDR 6,200 653,187
1,256,388
Machinery - General Industrial 1.06%
ANDRITZ AG 7,650 236,123
Metal - Diversified 2.56%
MMC Norilsk Nickel PJSC, ADR 18,650 450,397
Orsu Metals Corp., 144A
#*∆
402,500 117,889
568,286
Metal Processors & Fabricate 0.52%
Aurubis AG 1,700 115,651
Multi-line Insurance 1.29%
Allianz SE 398 76,388
Vienna Insurance Group AG Wiener Versicherung Gruppe 9,500 210,975
287,363

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 1.24%
Novatek PJSC, GDR 2,025 $ 276,413
Oil Companies - Integrated 18.71%
Gazprom PJSC, ADR 141,300 614,929
LUKOIL PJSC, ADR 31,820 1,826,786
OMV Petrom SA 2,000,000 161,110
Surgutneftegas PJSC, ADR 227,750 1,016,357
Tatneft PJSC, ADR 15,360 541,915
4,161,097
Oil Refining & Marketing 0.48%
Grupa Lotos SA 12,000 107,036
Precious Metals 2.35%
Polymetal International PLC 17,000 370,416
SSR Mining, Inc.
*
8,115 151,446
521,862
Property/Casualty Insurance 1.21%
Powszechny Zaklad Ubezpieczen SA
*
42,000 269,520
Regional Banks - Non US 1.02%
TCS Group Holding PLC, GDR 8,600 226,827
Retail - Apparel/Shoe 0.58%
HUGO BOSS AG 5,150 128,728
Retail - Jewelry 0.52%
Pandora A/S 1,615 116,503
Steel - Producers 4.39%
Eregli Demir ve Celik Fabrikalari TAS 196,500 240,850
Evraz PLC 95,000 423,024
Magnitogorsk Iron & Steel Works PJSC, GDR 47,900 311,775
975,649
Telecom Services 2.36%
Sistema PJSFC, GDR 89,000 476,973
Turk Telekomunikasyon AS 53,000 48,691
525,664
Transportation - Rail 1.49%
Globaltrans Investment PLC, GDR 53,999 330,223
Web Portals/ISP 0.98%
Yandex NV, Class A
*
3,350 218,588

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Wire & Cable Products 0.49%
Nexans SA
*
1,900 $ 109,768
Total Common Stocks 19,692,716
(cost $19,366,957)
Subscription Receipt 2.25%
Mining Services 2.25%
Caldas Gold Corp., 144A
#*@∆
500 500,000
(cost $500,000)
Exchange Traded Fund 2.37%
iShares MSCI Poland ETF 32,000 526,720
(cost $546,973)
Warrant 0.20%
Exercise
Price
Exp.
Date
Mining Services 0.20%
Caldas Gold Corp.
*
$ 2.75 07/25/25 100,000 45,060
(cost $0 )
Put Option Purchased 0.13%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund-Russia 0.13%
Direxion Daily Russia Bull 2X
Shares ETF
#
$ 12.00 12/20 $ 620,400 400 28,000
(premiums paid $71,040 )
Investments, at value 93.51% 20,792,496
(cost $20,484,970 )
Other assets and liabilities, net 6.49% 1,442,994
Net Assets 100.00% $ 22,235,490

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
China Region Fund
Common Stocks 92.50% Shares Value
Automotive - Cars & Light Trucks 4.38%
Great Wall Motor Co., Ltd., Class H 225,000 $ 287,014
Yadea Group Holdings, Ltd.
*
195,000 287,987
575,001
Beverages - Non-alcoholic 2.23%
Carabao Group PCL 79,000 293,332
Building Products - Cement 0.63%
West China Cement, Ltd. 560,000 82,882
Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd.
*
2,000 126
Disposable Medical Products 3.80%
Top Glove Corp. Bhd 249,000 499,247
Diversified Financial Services 2.05%
Fubon Financial Holding Co., Ltd. 185,000 269,196
E-Commerce/Products 8.94%
Alibaba Group Holding, Ltd., ADR
*
2,710 796,686
Meituan Dianping
*
12,000 378,015
1,174,701
Electronic Components - Miscellaneous 1.69%
BYD Electronic International Co., Ltd. 43,800 222,286
Finance - Investment Banker/Broker 4.31%
Huatai Securities Co., Ltd. 210,000 345,516
KIWOOM Securities Co., Ltd. 2,600 220,801
566,317
Finance - Other Services 0.97%
Hong Kong Exchanges & Clearing, Ltd. 2,700 127,098
Firearms & Ammunition 0.80%
Firstec Co., Ltd.
*
60,000 105,554
Food - Dairy Products 1.46%
Ausnutria Dairy Corp., Ltd. 120,000 191,300
Food - Miscellaneous/Diversified 10.22%
Yihai International Holding, Ltd. 85,500 1,342,950
Food - Wholesale/Distribution 1.31%
China Tobacco International HK Co., Ltd. 90,000 171,813

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Industrial Audio & Video Production 1.33%
Q Technology Group Co., Ltd. 155,000 $ 174,441
Internet Content - Info 8.24%
Tencent Holdings, Ltd., ADR 16,000 1,082,400
Life/Health Insurance 5.47%
China Life Insurance Co., Ltd. 175,000 396,721
China Taiping Insurance Holdings Co., Ltd. 210,000 321,973
718,694
Medical - Drugs 0.82%
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. 84,000 107,410
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Photo Equipment & Supplies 4.73%
Sunny Optical Technology Group Co., Ltd. 40,000 621,293
Property/Casualty Insurance 3.79%
The People's Insurance Co. Group of China, Ltd. 1,675,000 498,461
Real Estate Management/Services 1.25%
China Overseas Property Holdings, Ltd. 200,000 164,696
Reinsurance 1.54%
China Reinsurance Group Corp. 2,200,000 202,916
Retail - Apparel/Shoe 3.62%
Li Ning Co., Ltd. 101,000 475,235
Retail - Automobile 5.19%
China Meidong Auto Holdings, Ltd. 75,500 290,869
Hotai Motor Co., Ltd. 17,500 391,715
682,584
Rubber/Plastic Products 2.83%
Hartalega Holdings Bhd 95,000 372,086
Schools 0.93%
China New Higher Education Group, Ltd. 189,000 122,320
Semiconductor Components - Integrated Circuit 6.54%
Taiwan Semiconductor Manufacturing Co., Ltd. 32,850 494,198
United Microelectronics Corp. 370,000 364,960
859,158

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Tobacco 3.43%
Smoore International Holdings, Ltd.
*
100,000 $ 450,965
Total Common Stocks 12,154,462
(cost $11,098,918)
Subscription Receipt 1.98%
Mining Services 1.98%
Caldas Gold Corp., 144A
#*@∆
260 260,000
(cost $260,000)
Right 0.00%
Electronic Components - Miscellaneous 0.00%
Simplo Technology Co., Ltd.
#*@
448 0
(cost $0)
Warrant 0.18%
Exercise
Price
Exp.
Date
Mining Services 0.18%
Caldas Gold Corp.
*
$ 2.75 07/25/25 52,000 23,431
(cost $0 )
Investments, at value 94.66% 12,437,893
(cost $11,358,918 )
Other assets and liabilities, net 5.34% 702,186
Net Assets 100.00% $ 13,140,079

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2020.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of September 30, 2020.
* Non-income producing security.
@ Security was fair valued at September 30, 2020, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2020, were 1.98% of All American Equity Fund, 2.48% of Global
Luxury Goods Fund, 4.11% of Global Resources Fund, 1.94% of World Precious Minerals
Fund, 2.89% of Gold And Precious Metals Fund, 2.25% of Emerging Europe Fund and 1.98%
of China Region Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2020 amounted to
$240,000, 1.98%, of All American Equity Fund, $774,707, 2.52%, of Global Luxury Goods
Fund, $2,155,148, 4.30%, of Global Resources Fund, $2,831,789, 2.66%, of World Precious
Minerals Fund, $7,211,170, 4.66%, of Gold And Precious Metals Fund, $617,889, 2.78%, of
Emerging Europe Fund and $260,000, 1.98%, of China Region Fund.
# Illiquid Security.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal
AMBAC American Municipal Bond Assurance Corporation
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
PCL Public Company Limited
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

The following table summarizes the valuation of each Fund’s securities as of September 30,
2020, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 31,838,210 $ – $ 31,838,210
Exchange Traded Fund 1,142,456 – – 1,142,456
Investments, at Value $ 1,142,456 $ 31,838,210 $ – $ 32,980,666
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 35,581,825 $ – $ 35,581,825
Exchange Traded Funds 4,569,800 – – 4,569,800
Investments, at Value $ 4,569,800 $ 35,581,825 $ – $ 40,151,625
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
All American Equity Fund
Investments in Securities*
Common Stocks
Applications Software $ 273,429 $ – $ – $ 273,429
Building - Residential/
Commercial 524,192 – – 524,192
Coatings/Paint 389,478 – – 389,478
Commercial Service
- Finance 635,578 – – 635,578
Computer Data Security 106,029 – – 106,029
Computer Software 116,067 – – 116,067
Computers 440,078 – – 440,078
Consumer Products
- Miscellaneous 189,153 – – 189,153
Cosmetics & Toiletries 554,193 – – 554,193
Decision Support Software 71,356 – – 71,356
Diagnostic Equipment 272,420 – – 272,420

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
All American Equity Fund (continued)
Investments in Securities*
(continued)
Drug Delivery Systems $ 104,706 $ – $ – $ 104,706
E-Commerce/Products 692,721 – – 692,721
Electric - Integrated 330,330 – – 330,330
Electronic Components
- Semiconductors 464,872 – – 464,872
Electronic Connectors 129,924 – – 129,924
Enterprise Software/
Services 403,632 – – 403,632
E-Services/Consulting 125,506 – – 125,506
Finance - Credit Card 310,953 – – 310,953
Finance - Other Services 313,688 – – 313,688
Gold Mining 503,923 – – 503,923
Instruments - Scientific 138,061 – – 138,061
Medical - Drugs 338,685 – – 338,685
Medical - HMO 443,025 – – 443,025
Medical - Hospitals 136,772 – – 136,772
Medical - Wholesale Drug
Distribution 119,144 – – 119,144
Medical Products 136,037 – – 136,037
Precious Metals 142,303 – – 142,303
REITS - Diversified 181,781 – – 181,781
REITS - Warehouse/
Industrial 221,364 – – 221,364
Retail - Building Products 1,165,750 – – 1,165,750
Retail - Discount 722,070 – – 722,070
Retail - Restaurants 410,390 – – 410,390
Shipbuilding 168,196 – – 168,196
Silver Mining 244,118 – – 244,118
Subscription Receipt
Mining Services – – 240,000 240,000
Corporate Non-Convertible Note – 200,213 – 200,213
Exchange Traded Funds 61,273 – – 61,273
Warrant
Mining Services 21,629 – – 21,629
Investments, at Value $ 11,602,826 $ 200,213 $ 240,000 $ 12,043,039

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 2,178,624 $ 1,562,957 $ – $ 3,741,581
Automotive - Cars & Light
Trucks 4,669,499 791,091 – 5,460,590
Beverages - Wine/Spirits 869,778 264,671 – 1,134,449
Casino Hotels 97,875 1,571,191 – 1,669,066
Commercial Service
- Finance 302,543 – – 302,543
Computers 1,065,452 – – 1,065,452
Cosmetics & Toiletries 1,218,305 – – 1,218,305
Decision Support Software 279,716 – – 279,716
Diversified Banking
Institution 944,405 – – 944,405
E-Commerce/Products 1,196,517 – – 1,196,517
Energy - Alternate Sources – – 0 0
Finance - Mortgage Loan/
Banker 12,578 – – 12,578
Footwear & Related Apparel – 273,785 – 273,785
Gold Mining 1,718,052 – – 1,718,052
Home Furnishings 312,165 – – 312,165
Hotels & Motels 870,264 – – 870,264
Information Technology – – 120,161 120,161
Internet Content
- Entertainment 288,090 – – 288,090
Investment Management/
Advisory Services – 288,812 – 288,812
Metal - Diversified 236,266 – – 236,266
Motorcycle/Motor Scooter 90,798 – – 90,798
Oil Companies - Exploration
& Production 33,420 – – 33,420
Precious Metals 299,327 – – 299,327
Private Equity 522,055 – – 522,055
Real Estate Operating/
Development – – 8,403 8,403
Retail - Apparel/Shoe 675,208 577,600 – 1,252,808
Retail - Building Products 1,212,760 – – 1,212,760
Retail - Discount 976,250 – – 976,250
Retail - Jewelry – 1,363,000 – 1,363,000
Silver Mining 267,880 239,683 – 507,563
Textile - Apparel 1,323,932 – – 1,323,932
Web Portals/ISP 293,920 – – 293,920
Subscription Receipt
Mining Services – – 620,000 620,000
Corporate Non-Convertible Note – 446,354 – 446,354

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
Warrants
Finance - Mortgage Loan/
Banker $ – $ 0 $ – $ 0
Information Technology – – 0 0
Mining Services 55,875 – – 55,875
Oil Companies - Exploration
& Production 1,126 – – 1,126
Investments, at Value 22,012,680 7,379,144 748,564 30,140,388
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 1,064,599 $ – $ – $ 1,064,599
Building & Construction
Products - Miscellaneous 295,100 – – 295,100
Building Products - Wood 295,520 – – 295,520
Coal – – 0 0
Containers - Metal/Glass 290,920 – – 290,920
Containers - Paper/Plastic – 345,330 – 345,330
Diamonds/Precious Stones 337,952 – 0 337,952
Diversified Minerals 3,122,403 818,429 – 3,940,832
Electric - Integrated 330,600 – – 330,600
Electric - Transmission 578,123 – – 578,123
Energy - Alternate Sources 2,050,000 2,563,239 0 4,613,239
Finance - Investment
Banker/Broker 360,482 – – 360,482
Food - Miscellaneous/
Diversified 563,253 – – 563,253
Forestry 279,374 – – 279,374
Gold Mining 7,245,571 968,263 0 8,213,834
Independent Power Producer 858,300 – – 858,300
Industrial Gases 476,260 317,019 – 793,279
Information Technology – – 751,005 751,005
Invest Company - Resources 184,747 – – 184,747
Metal - Diversified 4,273,427 753,080 – 5,026,507
Metal - Iron 1,106,816 – 0 1,106,816
Mining Services 1,487,974 – – 1,487,974

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Natural Resource
Technology $ – $ – $ 86,243 $ 86,243
Non-Ferrous Metals 362,360 – 0 362,360
Oil - Field Services 427,720 – – 427,720
Oil Companies - Exploration
& Production 1,119,208 56,325 – 1,175,533
Oil Companies - Integrated 1,976,644 – – 1,976,644
Oil Refining & Marketing 661,860 – – 661,860
Paper & Related Products 482,238 1,116,293 – 1,598,531
Platinum 459,278 347,549 – 806,827
Precious Metals 2,886,886 303,067 – 3,189,953
Real Estate Operating/
Development – – 146,638 146,638
REITS - Diversified 553,200 – – 553,200
Retail - Jewelry 288,386 43,641 – 332,027
Steel - Producers 717,147 – – 717,147
Water 332,000 – – 332,000
Subscription Receipt
Mining Services – – 1,060,000 1,060,000
Corporate Non-Convertible Note – 798,924 – 798,924
Exchange Traded Funds 982,669 – – 982,669
Warrants
Gold Mining – 12,617 – 12,617
Metal - Diversified – 0 – 0
Mining Services – 167,124 – 167,124
Oil Companies - Exploration
& Production 4,506 – – 4,506
Purchased Call Options 1,098,290 – – 1,098,290
Investments, at Value 37,553,813 8,610,900 2,043,886 48,208,599
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 6,448,875 $ 152,079 $ – $ 6,600,954
Capital Pools 1,535,579 – – 1,535,579
Coal – – 0 0

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Diamonds/Precious Stones $ 1,013,856 $ – $ 0 $ 1,013,856
Diversified Minerals 4,890,217 548,434 0 5,438,651
Finance - Investment
Banker/Broker 16,021 – – 16,021
Gold Mining 39,337,164 5,561,777 64,135 44,963,076
Investment Companies 201,081 – – 201,081
Metal - Copper 732,815 – – 732,815
Metal - Diversified 7,976,541 2,967,321 – 10,943,862
Metal - Iron 39,394 – – 39,394
Mining Services 3,170,898 – – 3,170,898
Non-Ferrous Metals 151,363 – – 151,363
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 6,806 – – 6,806
Platinum 1,239,533 – – 1,239,533
Precious Metals 18,188,730 1,171,890 – 19,360,620
Retail - Jewelry 1,009,350 – – 1,009,350
Silver Mining 2,433,743 – – 2,433,743
Subscription Receipts
Gold Mining – 334,274 – 334,274
Mining Services 584,657 – 1,100,000 1,684,657
Right – – 0 0
Exchange Traded Funds 2,049,480 – – 2,049,480
Warrants
Diversified Minerals – 0 – 0
Gold Mineral Exploration &
Development – – 0 0
Gold Mining – 31,092 – 31,092
Metal - Copper – 0 – 0
Mining Services 234,313 – – 234,313
Retail - Jewelry – 6,111 – 6,111
Silver Mining – 243,138 – 243,138
Purchased Call Options 1,498,150 – – 1,498,150
Investments, at Value 92,758,566 11,016,116 1,164,135 104,938,817

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 243,326 $ – $ – $ 243,326
Agricultural Chemicals 111,533 – – 111,533
Diversified Minerals 5,282,323 2,064,167 – 7,346,490
Gold Mining 69,168,753 14,114,507 – 83,283,260
Investment Companies 574,519 – – 574,519
Metal - Diversified 727,723 – – 727,723
Metal-Diversified 1,107,732 – – 1,107,732
Mining Services 4,558,822 329,005 – 4,887,827
Platinum – 2,172,178 – 2,172,178
Precious Metals 22,205,034 – – 22,205,034
Remediation Services 858,000 – – 858,000
Retail - Jewelry 3,131,045 – – 3,131,045
Silver Mining 8,794,068 1,550,892 – 10,344,960
Subscription Receipt
Mining Services – – 4,220,000 4,220,000
Corporate Non-Convertible
Bond – – 0 0
Corporate Non-Convertible
Notes – 1,221,269 – 1,221,269
Exchange Traded Funds 4,146,204 – – 4,146,204
Warrants
Gold Mining – 244,640 – 244,640
Mining Services 574,068 – – 574,068
Silver Mining 126,732 – – 126,732
Purchased Call Options 3,713,685 – – 3,713,685
Investments, at Value $ 125,323,567 $ 21,696,658 $ 4,220,000 $ 151,240,225
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Airlines $ – $ 220,207 $ – $ 220,207
Appliances – 57,121 – 57,121
Automotive - Cars & Light
Trucks – 238,505 – 238,505

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Beverages - Non-alcoholic $ – $ 92,830 $ – $ 92,830
Brewery – 133,485 – 133,485
Building - Heavy
Construction – 335,991 – 335,991
Building & Construction
Products - Miscellaneous – 63,890 – 63,890
Cellular Telecommunication 1,145,376 192,968 – 1,338,344
Commercial Banks Non-US 2,311,954 1,450,948 – 3,762,902
Commercial Services – 93,133 – 93,133
Computer Services – 305,633 – 305,633
Dialysis Centers – 185,981 – 185,981
Distribution/Wholesale – 125,380 – 125,380
Diversified Operations – 367,471 – 367,471
Electric - Distribution – 182,875 – 182,875
Electric - Generation – 757,581 – 757,581
Entertainment Software – 687,564 – 687,564
Finance - Other Services – 178,799 – 178,799
Food - Retail 133,335 – – 133,335
Gold Mining 653,187 603,201 – 1,256,388
Machinery - General
Industrial – 236,123 – 236,123
Metal - Diversified 568,286 – – 568,286
Metal Processors &
Fabricate – 115,651 – 115,651
Multi-line Insurance – 287,363 – 287,363
Oil Companies - Exploration
& Production 276,413 – – 276,413
Oil Companies - Integrated 3,999,987 161,110 – 4,161,097
Oil Refining & Marketing – 107,036 – 107,036
Precious Metals 151,446 370,416 – 521,862
Property/Casualty Insurance – 269,520 – 269,520
Regional Banks - Non US 226,827 – – 226,827
Retail - Apparel/Shoe – 128,728 – 128,728
Retail - Jewelry – 116,503 – 116,503
Steel - Producers 311,775 663,874 – 975,649
Telecom Services 476,973 48,691 – 525,664
Transportation - Rail 330,223 – – 330,223
Web Portals/ISP 218,588 – – 218,588
Wire & Cable Products – 109,768 – 109,768
Subscription Receipt
Mining Services – – 500,000 500,000
Exchange Traded Fund 526,720 – – 526,720

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Warrant
Mining Services $ 45,060 $ – $ – $ 45,060
Put Option 28,000 – – 28,000
Investments, at Value $ 11,404,150 $ 8,888,346 $ 500,000 $ 20,792,496
Other Financial Instruments
†
Currency Contracts – 25,359 – 25,359
Total Assets $ 11,404,150 $ 8,913,705 $ 500,000 $ 20,817,855
Liabilities
Other Financial Instruments
†
Currency Contracts – (16,157) – (16,157)
Total Liabilities $ – $ (16,157) $ – $ (16,157)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 575,001 $ – $ 575,001
Beverages - Non-alcoholic – 293,332 – 293,332
Building Products - Cement – 82,882 – 82,882
Consumer Products
- Miscellaneous – 126 – 126
Disposable Medical
Products – 499,247 – 499,247
Diversified Financial
Services – 269,196 – 269,196
E-Commerce/Products 796,686 378,015 – 1,174,701
Electronic Components
- Miscellaneous – 222,286 – 222,286
Finance - Investment
Banker/Broker – 566,317 – 566,317
Finance - Other Services – 127,098 – 127,098
Firearms & Ammunition – 105,554 – 105,554
Food - Dairy Products – 191,300 – 191,300

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2020 through September 30, 2020:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Food - Miscellaneous/
Diversified $ – $ 1,342,950 $ – $ 1,342,950
Food - Wholesale/
Distribution – 171,813 – 171,813
Industrial Audio & Video
Production – 174,441 – 174,441
Internet Content - Info 1,082,400 – – 1,082,400
Life/Health Insurance – 718,694 – 718,694
Medical - Drugs – 107,410 – 107,410
Non-Ferrous Metals – – 0 0
Photo Equipment & Supplies – 621,293 – 621,293
Property/Casualty Insurance – 498,461 – 498,461
Real Estate Management/
Services – 164,696 – 164,696
Reinsurance – 202,916 – 202,916
Retail - Apparel/Shoe – 475,235 – 475,235
Retail - Automobile – 682,584 – 682,584
Rubber/Plastic Products – 372,086 – 372,086
Schools – 122,320 – 122,320
Semiconductor Components
- Integrated Circuit – 859,158 – 859,158
Tobacco 450,965 – – 450,965
Subscription Receipt
Mining Services – – 260,000 260,000
Right – – 0 0
Warrant
Mining Services 23,431 – – 23,431
Investments, at Value $ 2,353,482 $ 9,824,411 $ 260,000 $ 12,437,893
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Subscription
Receipts Total
All American Equity Fund
Beginning Balance 12/31/19 $ — $ —
Purchases 240,000 240,000
Ending Balance 09/30/20 $ 240,000 $ 240,000
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/20 $ — $ —

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Common
Stocks
Subscription
Receipts Warrants Total
Global Luxury Goods Fund
Beginning Balance 12/31/19 $ 295,258 $ — $ 0 $ 295,258
Purchases — 620,000 — 620,000
Net change in unrealized appreciation (depreciation) (166,694) — — (166,694)
Ending Balance 09/30/20 $ 128,564 $ 620,000 0 $ 748,564
Net change in unrealized appreciation (depreciation)
from Investments held as of 09/30/20 $ (166,694) $ — $ — $ (166,694)
Common
Stocks
Subscription
Receipts Total
Global Resources Fund
Beginning Balance 12/31/19 $ 3,806,959 $ — $ 3,806,959
Purchases — 1,060,000 1,060,000
Net change in unrealized appreciation (depreciation) (2,823,073) — (2,823,073)
Ending Balance 09/30/20 $ 983,886 $ 1,060,000 $ 2,043,886
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/20 $ (2,823,073) $ — $ (2,823,073)
Common
Stock
Subscription
Receipts Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/19 $ 599,462 $ 0 $ 0 $ 599,462
Purchases — 1,100,000 — 1,100,000
Transfers into Level 3 35,485 — — 35,485
Transfers out of Level 3 (152,078) — — (152,078)
Net change in unrealized appreciation (depreciation) (418,734) 0 0 (418,734)
Ending Balance 09/30/20 $ 64,135 $ 1,100,000 $ 0 $ 1,164,135
Net change in unrealized appreciation (depreciation)
from Investments held as of 09/30/20 $ (418,734) $ 0 $ 0 $ (418,734)
Common
Stocks
Subscription
Receipts Total
Gold and Precious Metals Fund
Beginning Balance 12/31/19 $ 35,087 $ — $ 35,087
Transfers out of Level 3 (329,005) — (329,005)
Purchases — 4,220,000 4,220,000
Net change in unrealized appreciation (depreciation) 293,918 — 293,918
Ending Balance 09/30/20 $ — $ 4,220,000 $ 4,220,000
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/20 $ 293,918 $ — $ 293,918
Subscription
Receipts Total
Emerging Europe Fund
Beginning Balance 12/31/19 $ 0 $ 0
Purchases 500,000 500,000
Ending Balance 09/30/20 $ 500,000 500,000
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/20 $ — $ —

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
Subscription
Receipts Total
China Region Fund
Beginning Balance 12/31/19 $ 0 $ 0
Purchases 260,000 260,000
Ending Balance 09/30/20 $ 260,000 260,000
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/20 $ — $ —
Fair Value at
09/30/20
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
All American Equity Fund
Investments in Securities
Corporate Non-Convertible
Bond
240,000 Market Transaction
(1)
Discount 0%
Global Luxury Goods Fund
Investments in Securities 30% - 100% discount
(57% discount)
Common Stocks 120,161 Market Transaction
(1)
Discount
Common Stocks 8,403 Method of Comparables
Pricing
(2)
Multiples 9.1 – 31.8 (15.2)
Warrants 0 Market Transaction
(1)
Discount 0%
Global Resources Fund
Investments in Securities 30% - 100% discount
(98% discount)
Common Stocks 837,248 Market Transaction
(1)
Discount
Common Stocks 146,638 Method of Comparables
Pricing
(2)
Multiples 9.1 – 31.8 (15.2)
Corporate Non-Convertible
Bond
1,060,000 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 30% - 100% discount
(97% discount)
Common Stocks 64,135 Market Transaction
(1)
Discount
Warrants 0 Market Transaction
(1)
Discount 100%
Corporate Non-Convertible
Bond
1,100,000 Market Transaction
(1)
Discount 0%
Right 0 Market Transaction
(1)
Discount 0%
Gold and Precious Metals Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2020.
Fair Value at
09/30/20
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Corporate Non-Convertible
Bond
4,200,000 Market Transaction
(1)
Discount 0% - 100% discount
(10% discount)
Emerging Europe Fund
Investments in Securities
0%
Corporate Non-Convertible
Bond
500,000 Market Transaction
(1)
Discount
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
Convertible Non-
Convertible Bond
260,000 Market Transaction
(1)
Discount 0%
Right 0 Market Transaction
(1)
Discount 0%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2019 Additions Reductions
September 30,
2020
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

At September 30, 2020, the value of investments in affiliated companies was $0, representing
0.00% of net assets, and the total cost was $27,968,676.
Values of Affiliated Companies
Global Resources
Fund
December
31, 2019
Purchases
Cost
Sales
Proceeds
September
30, 2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ – $ –
Pacific Green
Energy Corp. 0 — — 0 — – –
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2019 Additions Reductions
September 30,
2020
Argo Gold, Inc. 2,967,500 — (2,967,500) —
(a)
Barksdale Resources Corp. 2,750,000 250,000 — 3,000,000
a)
Barsele Minerals Corp. 7,500,000 200,000 — 7,700,000
Chakana Copper Corp. 4,750,000 — (55,000) 4,695,000
CopperBank Resources Corp. 22,979,418 194,582 (17,380,500)
(b)
5,793,500
Dolly Varden Silver Corp. 9,132,000 200,000 (2,353,000) 6,979,000
Fremont Gold, Ltd. 4,000,000 — — 4,000,000
(a)
Mammoth Resources Corp. 2,171,200 1,500,000 — 3,671,200
Orex Minerals, Inc. 6,150,000 1,000,000 (150,000) 7,000,000
(a)
Polarx, Ltd. 33,653,968 5,299,473 — 38,953,441
Radisson Mining Resources, Inc. 8,500,000 — — 8,500,000
(a)
Silver Viper Minerals Corp 3,000,000 — — 3,000,000
a)
TriStar Gold, Inc. 31,150,000 — (2,550,000) 28,600,000
VR Resources, Ltd. 3,000,000 — — 3,000,000
(a)
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2019
Purchases
Cost
Sales
Proceeds
September
30, 2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Argo Gold, Inc. $ 262,803 $ — $ (232,321) $ —
a)
$ — $ (151,439) $ 120,957
Barksdale
Resources Corp. 783,566 72,081 — 1,013,856
a)
— – 158,209
Barsele Minerals
Corp. 2,887,836 44,988 — 2,804,626 — – (128,198)
Chakana Copper
Corp. 896,192 — (42,655) 2,291,878 — (15,575) 1,453,916
CopperBank
Resources Corp 796,330 — — 870,189 — – 73,859
Dolly Varden Silver
Corp. 2,250,387 44,898 (1,316,097) 4,507,484 — (273,622) 3,801,918
Fremont Gold, Ltd. 231,027 — — 270,362
(a)
— – 39,335
Mammoth
Resources Corp. 54,341 38,566 — 144,747 — – 51,840
Orex Minerals, Inc. 663,047 59,834 (31,901) 1,103,976
(a)
— (97,606) 510,602
Polarx, Ltd. 1,205,418 139,375 — 1,094,170 — – 250,623

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

At September 30, 2020, the value of investments in affiliated companies was $19,338,042, representing 18.16% of net assets, and the total cost was $14,692,473.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of September 30, 2020, the total cost of restricted securities was $426,625, and the total value was
$8,403, representing 0.03% of net assets.
As of September 30, 2020, the total cost of restricted securities was $7,473,544, and the total value was
$232,881, representing 0.47% of net assets.
Open forward foreign currency contracts as of September 30, 2020, were as follows:
World Precious
Minerals Fund
(cont’d)
December
31, 2019
Purchases
Cost
Sales
Proceeds
September
30, 2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Radisson Mining
Resources, Inc. 1,407,339 — — 1,883,144
(a)
— – 475,805
Silver Viper
Minerals Corp. 646,875 — — 1,103,977
(a)
— – 457,102
TriStar Gold, Inc. $ 4,557,776 $ 124,131 $ (830,894) $ 7,624,948 $ — $ (34,275) $ 3,808,210
VR Resources, Ltd. 854,800 — — 766,025
(a)
— – (88,775)
(a) At September 30, 2020, the company was no longer defined as an affiliate, although it was an affiliate company during the year.
(b) Reduction due to 1 for 4 reverse split during period.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Notes to Portfolios of Investments (
unaudited
)
September 30, 2020

Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
September
30, 2020
Net Unrealized
Appreciation
(Depreciation)
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. TRY 8,000,000 USD 1,057,432 10/14/2020 $ 1,032,073 $ 25,359
Brown Brothers
Harriman & Co. EUR 500,000 USD 581,920 10/29/2020 586,587 (4,667)
Brown Brothers
Harriman & Co. TRY 6,500,000 USD 823,515 10/30/2020 835,005 (11,490)